PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	September 30,	December 31,
	2024	2023
Processing plant under construction – cost	$3,781,736	$3,581,736
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,836,663	3,636,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(6,383)	(4,910)
Furniture and fixtures – accumulated depreciation	(15,166)	(11,850)
Leasehold improvements – accumulated depreciation	(12,625)	(9,175)
Total – accumulated depreciation	(34,174)	(25,935)

Processing plant under construction – net	3,781,736	3,581,736
Computer equipment – net	3,437	4,910
Furniture and fixtures – net	6,935	10,251
Leasehold improvements – net	10,381	13,831
Total Property, plant and equipment, net	$3,802,489	$3,610,728

	December 31,	December 31,
	2023	2022
Processing plant under construction – cost	$3,581,736	$—
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,636,663	54,927
Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(4,910)	(2,946)
Furniture and fixtures – accumulated depreciation	(11,850)	(7,430)
Leasehold improvements – accumulated depreciation	(9,175)	(4,716)
Total – accumulated depreciation	(25,935)	(15,092)
Processing plant under construction – net	3,581,736	—
Computer equipment – net	4,910	6,874
Furniture and fixtures – net	10,251	14,671
Leasehold improvements – net	13,831	18,290
Total Property, plant and equipment, net	$3,610,728	$39,835